Employees' Leaving Entitlement - Summary of Changes To Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	€ 18,820	€ 19,426
Current service cost	148	119
Interest expense	235	247
Benefits paid	(1,449)	(1,080)
Actuarial (gains) losses	(573)	108
Ending balance	€ 17,181	€ 18,820